Risks and Financial Instruments - Value of gains (losses) recognized (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	R$ 56.2	R$ (157.2)	R$ (196.8)
Profit or loss [member] | Exchange Rate Swap Receivable In U S Dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	181.5	(72.1)	(177.0)
Profit or loss [member] | Exchange rate swap payable in us dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(3.8)	3.2	9.2
Profit or loss [member] | Interest rate swaps brl [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	12.5	15.9	(0.5)
Profit or loss [member] | Nonderivative Financial Instruments [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(134.0)	(104.2)	(28.5)
Equity [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	(289.4)	(31.4)	(28.7)
Equity [member] | Exchange Rate Swap Receivable In U S Dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments		5.3	(13.8)
Equity [member] | Exchange rate swap payable in us dollars [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	0.2
Equity [member] | Nonderivative Financial Instruments [member]
Summary of risks and financial instruments [line items]
Gain (loss) on hedging instruments	R$ (289.6)	R$ (36.7)	R$ (14.9)